DARIN SMITH
Lead Director and
[AXA EQUITABLE LOGO]	Associate General Counsel
(319) 573-2676
darin.smith@axa.us.com

December 16, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: AXA Equitable Life Insurance Company

       Post-Effective Amendment No. 2 to

       Form S-3 Registration Statement

       Registration Statement No. 333-229589

       CIK 0000727920

Commissioners:

On behalf of AXA Equitable Life Insurance Company (“AXA Equitable”), we are filing herewith, electronically via EDGAR, AXA Equitable’s Post-Effective Amendment No. 2 to Form S-3 Registration Statement (“Registration Statement”) under the Securities Act of 1933, as amended (“1933 Act”).

Please note that the prospectus supplement contained in the Registration Statement will also be filed separately by 497 on Form N-4 by Separate Account No. 49 of AXA Equitable.

Acceleration of effectiveness of the Registration Statement

On behalf of AXA Equitable and the principal underwriters, AXA Distributors, LLC and AXA Advisors, LLC, we hereby request acceleration of the effectiveness of the Registration Statement, pursuant to Rule 461 under the 1933 Act, so that the Registration will be declared effective as of December 16, 2019 or as soon as practicable thereafter. In this connection, AXA Equitable and the principal underwriters, AXA Distributors, LLC and AXA Advisors, LLC, have authorized me to represent on their behalf that they are aware of their obligations under the 1933 Act.

Please contact the undersigned at (319) 573-2676 if you have any questions or comments.

Very truly yours,

/s/ Darin Smith

Darin Smith

AXA EQUITABLE LIFE INSURANCE COMPANY

1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104